Capital disclosures (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 857,747,000	$ 932,069,000	$ 833,841,000
Total liquidity	1,457,747,000	1,832,069,000
Total debt	2,151,513,000	2,158,192,000
Non-controlling interests	317,444,000	271,155,000
Shareholders’ equity	2,112,013,000	1,683,576,000
Total capitalization	$ 4,580,970,000	$ 4,112,923,000
Total debt to capitalization	47.00%	52.00%
Net debt to capitalization	35.00%	39.00%
Revolving credit facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	$ 300,000,000	$ 300,000,000
G3 construction facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	300,000,000	600,000,000
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	1,983,374,000	1,981,199,000
Other limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	168,139,000	176,993,000
Geismar 3 construction facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	$ 300,000,000	$ 600,000,000